Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets

(6) Goodwill and Intangible Assets

The components of intangible assets excluding goodwill at March 31, 2014 and 2015 were as follows:

	Yen (Millions)
	2014		2015
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intangible assets subject to amortization:
Software	¥1,623	852	¥2,185	1,128
Customer relationships	1,184	482	1,382	768
Developed technologies	—	—	901	225
Other	640	336	981	368

	3,447	1,670	5,449	2,489

Intangible assets not subject to amortization:
In-process technologies	1,544	—	901	—
Other	224	—	224	—

	1,768	—	1,125	—

Intangible assets:
Balance at end of year	¥5,215	1,670	¥6,574	2,489

Aggregate amortization expense for the years ended March 31, 2013, 2014 and 2015 was ¥2,285 million, ¥2,162 million and ¥849 million, respectively. Estimated amortization expense for the next five years ending March 31 is ¥921 million in 2016, ¥867 million in 2017, ¥779 million in 2018, ¥315 million in 2019, and ¥220 million in 2020, respectively.

During the year ended March 31, 2014, as a result of lower than expected future cash flows and changes in the business environment including a larger-than-expected contraction in the semiconductor test equipment market, chiefly in the smartphone semiconductor test space, Advantest recognized impairment losses of ¥11,671 million and ¥228 million in its semiconductor and component test system segment and its mechatronics system segment, respectively. The total impairment loss of ¥11,899 million was included in cost of sales and impairment charge in the accompanying consolidated statements of operations.

Changes in the carrying amount of goodwill for the years ended March 31, 2014 and 2015 were as follows:

	Yen (Millions)
	2014
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥24,980	—	16,690	41,670
Acquisition of subsidiary	—	—	1,252	1,252
Translation adjustments	2,295	—	1,629	3,924

Balance at end of year	27,275	—	19,571	46,846

	Yen (Millions)
	2015
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥27,275	—	19,571	46,846
Translation adjustments	4,464	—	3,280	7,744

Balance at end of year	31,739	—	22,851	54,590

Advantest performed its annual impairment test for goodwill at the reporting unit level and identified no impairments at March 31, 2013, 2014 and 2015.